FINANCIAL STATEMENTS

Transamerica Life Insurance Company

WRL Series Annuity Account B

Years Ended December 31, 2021 and 2020

Transamerica Life Insurance Company

WRL Series Annuity Account B

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of WRL Series Annuity Account B

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of WRL Series Annuity Account B indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of WRL Series Annuity Account B as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Janus Henderson - Balanced Institutional Shares	Janus Henderson - Global Technology and Innovation Institutional Shares
Janus Henderson - Enterprise Institutional Shares	Janus Henderson - Mid Cap Value Institutional Shares
Janus Henderson - Flexible Bond Institutional Shares	Janus Henderson - Overseas Institutional Shares
Janus Henderson - Forty Institutional Shares	Janus Henderson - Research Institutional Shares
Janus Henderson - Global Research Institutional Shares	TA BlackRock Government Money Market Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of WRL Series Annuity Account B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of WRL Series Annuity Account B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodian or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
April 20, 2022

We have served as the auditor of one or more of the subaccounts of WRL Series Annuity Account B since 2014.

Transamerica Life Insurance Company

WRL Series Annuity Account B

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Janus Henderson - Balanced Institutional Shares	500,120.718	$15,927,928	$25,116,062	$(2)	$25,116,060	182,887	$137.330692	$137.330692
Janus Henderson - Enterprise Institutional Shares	382,145.092	23,040,480	38,409,403	7,550	38,416,953	191,814	191.931401	200.281946
Janus Henderson - Flexible Bond Institutional Shares	556,395.577	6,692,268	6,704,567	(3)	6,704,564	152,896	43.850444	43.850444
Janus Henderson - Forty Institutional Shares	624,275.238	25,836,563	38,548,996	-	38,548,996	201,283	183.531643	191.515936
Janus Henderson - Global Research Institutional Shares	204,246.080	7,550,204	14,558,661	2	14,558,663	144,083	101.043238	101.043238
Janus Henderson - Global Technology and Innovation Institutional Shares	632,642.393	9,308,810	13,127,330	(15)	13,127,315	330,691	39.696570	39.696570
Janus Henderson - Mid Cap Value Institutional Shares	309,316.528	4,931,400	5,914,132	1	5,914,133	144,972	40.795119	40.795119
Janus Henderson - Overseas Institutional Shares	225,572.765	8,192,473	9,679,327	(60)	9,679,267	110,532	87.569616	87.569616
Janus Henderson - Research Institutional Shares	585,730.021	20,013,483	32,982,457	1	32,982,458	260,942	126.397819	126.397819
TA BlackRock Government Money Market Initial Class	10,805,384.640	10,805,385	10,805,385	(5)	10,805,380	1,127,077	9.187214	9.587085

See accompanying notes	2

Transamerica Life Insurance Company

WRL Series Annuity Account B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Janus Henderson - Balanced Institutional Shares	Janus Henderson - Enterprise Institutional Shares	Janus Henderson - Flexible Bond Institutional Shares	Janus Henderson - Forty Institutional Shares	Janus Henderson - Global Research Institutional Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$21,594,402	$31,696,350	$7,052,300	$24,519,165	$11,903,395

Investment Income:
Reinvested Dividends	506,825	33,760	203,312	194,311	91,580
Investment Expense:
Mortality and Expense Risk and Administrative Charges	136,317	192,022	45,725	177,826	72,872

Net Investment Income (Loss)	370,508	(158,262)	157,587	16,485	18,708

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	208,094	2,108,476	-	1,829,713	591,615
Realized Gain (Loss) on Investments	832,167	1,760,384	59,149	788,008	613,209

Net Realized Capital Gains (Losses) on Investments	1,040,261	3,868,860	59,149	2,617,721	1,204,824
Net Change in Unrealized Appreciation (Depreciation)	1,219,653	1,673,471	427,774	6,648,400	787,291

Net Gain (Loss) on Investment	2,259,914	5,542,331	486,923	9,266,121	1,992,115

Net Increase (Decrease) in Net Assets Resulting from Operations	2,630,422	5,384,069	644,510	9,282,606	2,010,823

Increase (Decrease) in Net Assets from Contract Transactions	(1,971,215)	(2,252,645)	(296,612)	(499,470)	(1,154,206)

Total Increase (Decrease) in Net Assets	659,207	3,131,424	347,898	8,783,136	856,617

Net Assets as of December 31, 2020:	$22,253,609	$34,827,774	$7,400,198	$33,302,301	$12,760,012

Investment Income:
Reinvested Dividends	265,453	117,034	188,047	180,155	72,763
Investment Expense:
Mortality and Expense Risk and Administrative Charges	153,364	238,656	45,517	236,075	90,126

Net Investment Income (Loss)	112,089	(121,622)	142,530	(55,920)	(17,363)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	134,045	3,088,406	136,612	4,068,941	649,833
Realized Gain (Loss) on Investments	605,017	1,770,382	15,671	1,291,989	383,727

Net Realized Capital Gains (Losses) on Investments	739,062	4,858,788	152,283	5,360,930	1,033,560
Net Change in Unrealized Appreciation (Depreciation)	2,753,558	719,082	(407,235)	1,814,581	1,177,131

Net Gain (Loss) on Investment	3,492,620	5,577,870	(254,952)	7,175,511	2,210,691

Net Increase (Decrease) in Net Assets Resulting from Operations	3,604,709	5,456,248	(112,422)	7,119,591	2,193,328

Increase (Decrease) in Net Assets from Contract Transactions	(742,258)	(1,867,069)	(583,212)	(1,872,896)	(394,677)

Total Increase (Decrease) in Net Assets	2,862,451	3,589,179	(695,634)	5,246,695	1,798,651

Net Assets as of December 31, 2021:	$25,116,060	$38,416,953	$6,704,564	$38,548,996	$14,558,663

See Accompanying Notes.
(1) See Footnote 1	3

Transamerica Life Insurance Company

WRL Series Annuity Account B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Janus Henderson - Global Technology and Innovation Institutional Shares	Janus Henderson - Mid Cap Value Institutional Shares	Janus Henderson - Overseas Institutional Shares	Janus Henderson - Research Institutional Shares	TA BlackRock Government Money Market Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$7,742,320	$5,474,917	$8,628,966	$23,295,644	$11,655,304

Investment Income:
Reinvested Dividends	271	53,824	103,297	133,400	33,510
Investment Expense:
Mortality and Expense Risk and Administrative Charges	57,893	29,537	49,519	159,538	76,168

Net Investment Income (Loss)	(57,622)	24,287	53,778	(26,138)	(42,658)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	785,368	89,514	-	1,966,004	-
Realized Gain (Loss) on Investments	1,330,119	(223,354)	(416,856)	930,808	-

Net Realized Capital Gains (Losses) on Investments	2,115,487	(133,840)	(416,856)	2,896,812	-
Net Change in Unrealized Appreciation (Depreciation)	1,625,643	(52,402)	1,500,801	4,203,421	-

Net Gain (Loss) on Investment	3,741,130	(186,242)	1,083,945	7,100,233	-

Net Increase (Decrease) in Net Assets Resulting from Operations	3,683,508	(161,955)	1,137,723	7,074,095	(42,658)

Increase (Decrease) in Net Assets from Contract Transactions	13,699	(404,121)	(839,596)	(1,678,497)	(238,876)

Total Increase (Decrease) in Net Assets	3,697,207	(566,076)	298,127	5,395,598	(281,534)

Net Assets as of December 31, 2020:	$11,439,527	$4,908,841	$8,927,093	$28,691,242	$11,373,770

Investment Income:
Reinvested Dividends	95,891	25,272	109,807	30,720	396

Investment Expense:
Mortality and Expense Risk and Administrative Charges	81,711	36,336	62,214	199,058	71,668

Net Investment Income (Loss)	14,180	(11,064)	47,593	(168,338)	(71,272)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,574,112	-	-	1,543,214	-
Realized Gain (Loss) on Investments	584,552	48,849	(11,548)	1,069,018	-

Net Realized Capital Gains (Losses) on Investments	2,158,664	48,849	(11,548)	2,612,232	-
Net Change in Unrealized Appreciation (Depreciation)	(205,751)	900,716	1,101,602	3,033,800	-

Net Gain (Loss) on Investment	1,952,913	949,565	1,090,054	5,646,032	-

Net Increase (Decrease) in Net Assets Resulting from Operations	1,967,093	938,501	1,137,647	5,477,694	(71,272)

Increase (Decrease) in Net Assets from Contract Transactions	(279,305)	66,791	(385,473)	(1,186,478)	(497,118)

Total Increase (Decrease) in Net Assets	1,687,788	1,005,292	752,174	4,291,216	(568,390)

Net Assets as of December 31, 2021:	$13,127,315	$5,914,133	$9,679,267	$32,982,458	$10,805,380

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2021

1. Organization

WRL Series Annuity Account B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Janus Annuity Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Balanced Institutional Shares	Janus Henderson - Balanced Portfolio Institutional Shares
Janus Henderson - Enterprise Institutional Shares	Janus Henderson - Enterprise Portfolio Institutional Shares
Janus Henderson - Flexible Bond Institutional Shares	Janus Henderson - Flexible Bond Portfolio Institutional Shares
Janus Henderson - Forty Institutional Shares	Janus Henderson - Forty Portfolio Institutional Shares
Janus Henderson - Global Research Institutional Shares	Janus Henderson - Global Research Portfolio Institutional Shares
Janus Henderson - Global Technology and Innovation Institutional Shares	Janus Henderson - Global Technology and Innovation Portfolio Institutional Shares
Janus Henderson - Mid Cap Value Institutional Shares	Janus Henderson - Mid Cap Value Portfolio Institutional Shares
Janus Henderson - Overseas Institutional Shares	Janus Henderson - Overseas Portfolio Institutional Shares
Janus Henderson - Research Institutional Shares	Janus Henderson - Research Portfolio Institutional Shares

Transamerica Series Trust	Transamerica Series Trust

TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class

5

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales

Janus Henderson - Balanced Institutional Shares	$949,697	$1,445,819

Janus Henderson - Enterprise Institutional Shares	3,760,686	2,668,588

Janus Henderson - Flexible Bond Institutional Shares	533,768	837,836

Janus Henderson - Forty Institutional Shares	5,698,080	3,557,955

Janus Henderson - Global Research Institutional Shares	907,441	669,650

Janus Henderson - Global Technology and Innovation Institutional Shares	2,284,512	975,526

Janus Henderson - Mid Cap Value Institutional Shares	497,445	441,720

Janus Henderson - Overseas Institutional Shares	422,075	759,942

Janus Henderson - Research Institutional Shares	2,214,854	2,026,456

TA BlackRock Government Money Market Initial Class	4,301,998	4,870,387

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Janus Henderson - Balanced Institutional Shares	4,548	(10,343)	(5,795)	5,951	(25,214)	(19,263)
Janus Henderson - Enterprise Institutional Shares	3,071	(13,106)	(10,035)	3,728	(19,936)	(16,208)
Janus Henderson - Flexible Bond Institutional Shares	5,024	(18,291)	(13,267)	40,490	(48,148)	(7,658)
Janus Henderson - Forty Institutional Shares	8,610	(19,650)	(11,040)	23,133	(27,321)	(4,188)
Janus Henderson - Global Research Institutional Shares	2,091	(6,172)	(4,081)	1,502	(18,211)	(16,709)
Janus Henderson - Global Technology and Innovation Institutional Shares	17,791	(24,990)	(7,199)	79,461	(85,103)	(5,642)
Janus Henderson - Mid Cap Value Institutional Shares	12,733	(10,897)	1,836	18,802	(32,818)	(14,016)
Janus Henderson - Overseas Institutional Shares	3,096	(7,607)	(4,511)	4,073	(17,519)	(13,446)
Janus Henderson - Research Institutional Shares	5,868	(16,307)	(10,439)	5,001	(24,688)	(19,687)
TA BlackRock Government Money Market Initial Class	448,483	(500,152)	(51,669)	508,557	(533,381)	(24,824)

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Janus Henderson - Balanced Institutional Shares	$574,141	$(1,316,399)	$(742,258)	$651,764	$(2,622,979)	$(1,971,215)
Janus Henderson - Enterprise Institutional Shares	571,311	(2,438,380)	(1,867,069)	540,783	(2,793,428)	(2,252,645)
Janus Henderson - Flexible Bond Institutional Shares	218,380	(801,592)	(583,212)	1,751,154	(2,047,766)	(296,612)
Janus Henderson - Forty Institutional Shares	1,484,626	(3,357,522)	(1,872,896)	2,944,436	(3,443,906)	(499,470)
Janus Henderson - Global Research Institutional Shares	190,703	(585,380)	(394,677)	118,340	(1,272,546)	(1,154,206)
Janus Henderson - Global Technology and Innovation Institutional Shares	632,541	(911,846)	(279,305)	2,380,920	(2,367,221)	13,699
Janus Henderson - Mid Cap Value Institutional Shares	476,285	(409,494)	66,791	563,057	(967,178)	(404,121)
Janus Henderson - Overseas Institutional Shares	260,016	(645,489)	(385,473)	274,431	(1,114,027)	(839,596)
Janus Henderson - Research Institutional Shares	667,536	(1,854,014)	(1,186,478)	449,714	(2,128,211)	(1,678,497)
TA BlackRock Government Money Market Initial Class	4,316,786	(4,813,904)	(497,118)	4,921,687	(5,160,563)	(238,876)

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Janus Henderson - Balanced Institutional Shares
12/31/2021	182,887	$137.33	to	$137.33	$25,116,060	1.12%	0.65%	to	0.65%	16.44%	to	16.44%
12/31/2020	188,682	117.94	to	117.94	22,253,609	2.41	0.65	to	0.65	13.57	to	13.57
12/31/2019	207,945	103.85	to	103.85	21,594,402	1.90	0.65	to	0.65	21.80	to	21.80
12/31/2018	238,727	85.26	to	85.26	20,354,329	2.16	0.65	to	0.65	0.03	to	0.03
12/31/2017	252,520	85.24	to	85.24	21,524,389	1.59	0.65	to	0.65	17.67	to	17.67

Janus Henderson - Enterprise Institutional Shares
12/31/2021	191,814	200.28	to	191.93	38,416,953	0.32	0.65	to	1.40	16.08	to	15.22
12/31/2020	201,849	172.54	to	166.58	34,827,774	0.11	0.65	to	1.40	18.70	to	17.82
12/31/2019	218,057	145.36	to	141.38	31,696,350	0.19	0.65	to	1.40	34.61	to	33.62
12/31/2018	248,785	107.98	to	105.81	26,864,833	0.26	0.65	to	1.40	(1.06)	to	(1.80)
12/31/2017	287,474	109.14	to	107.75	31,375,775	0.63	0.65	to	1.40	26.60	to	25.67

Janus Henderson - Flexible Bond Institutional Shares
12/31/2021	152,896	43.85	to	43.85	6,704,564	2.68	0.65	to	0.65	(1.54)	to	(1.54)
12/31/2020	166,163	44.54	to	44.54	7,400,198	2.88	0.65	to	0.65	9.77	to	9.77
12/31/2019	173,821	40.57	to	40.57	7,052,300	3.24	0.65	to	0.65	8.86	to	8.86
12/31/2018	210,853	37.27	to	37.27	7,858,199	3.05	0.65	to	0.65	(1.65)	to	(1.65)
12/31/2017	268,283	37.89	to	37.89	10,165,795	3.13	0.65	to	0.65	2.95	to	2.95

Janus Henderson - Forty Institutional Shares
12/31/2021	201,283	191.52	to	183.53	38,548,996	0.49	0.65	to	1.40	22.10	to	21.20
12/31/2020	212,323	156.85	to	151.43	33,302,301	0.71	0.65	to	1.40	38.50	to	37.48
12/31/2019	216,511	113.25	to	110.15	24,519,165	0.15	0.65	to	1.40	36.27	to	35.27
12/31/2018	233,079	83.10	to	81.43	19,369,237	1.15	0.65	to	1.40	1.32	to	0.57
12/31/2017	251,888	82.02	to	80.97	20,659,403	-	0.65	to	1.40	29.48	to	28.52

Janus Henderson - Global Research Institutional Shares
12/31/2021	144,083	101.04	to	101.04	14,558,663	0.52	0.65	to	0.65	17.33	to	17.33
12/31/2020	148,164	86.12	to	86.12	12,760,012	0.81	0.65	to	0.65	19.29	to	19.29
12/31/2019	164,873	72.20	to	72.20	11,903,395	0.99	0.65	to	0.65	28.21	to	28.21
12/31/2018	188,502	56.31	to	56.31	10,614,868	1.12	0.65	to	0.65	(7.47)	to	(7.47)
12/31/2017	206,485	60.86	to	60.86	12,566,358	0.81	0.65	to	0.65	26.21	to	26.21

Janus Henderson - Global Technology and Innovation Institutional Shares
12/31/2021	330,691	39.70	to	39.70	13,127,315	0.76	0.65	to	0.65	17.25	to	17.25
12/31/2020	337,890	33.86	to	33.86	11,439,527	-	0.65	to	0.65	50.22	to	50.22
12/31/2019	343,532	22.54	to	22.54	7,742,320	0.42	0.65	to	0.65	44.24	to	44.24
12/31/2018	378,070	15.63	to	15.63	5,907,449	1.08	0.65	to	0.65	0.53	to	0.53
12/31/2017	403,750	15.54	to	15.54	6,275,360	0.45	0.65	to	0.65	44.15	to	44.15

Janus Henderson - Mid Cap Value Institutional Shares
12/31/2021	144,972	40.80	to	40.80	5,914,133	0.45	0.65	to	0.65	18.95	to	18.95
12/31/2020	143,136	34.29	to	34.29	4,908,841	1.18	0.65	to	0.65	(1.56)	to	(1.56)
12/31/2019	157,152	34.84	to	34.84	5,474,917	1.57	0.65	to	0.65	29.51	to	29.51
12/31/2018	176,627	26.90	to	26.90	4,751,296	1.04	0.65	to	0.65	(14.19)	to	(14.19)
12/31/2017	207,779	31.35	to	31.35	6,513,875	0.75	0.65	to	0.65	13.20	to	13.20

Janus Henderson - Overseas Institutional Shares
12/31/2021	110,532	87.57	to	87.57	9,679,267	1.14	0.65	to	0.65	12.85	to	12.85
12/31/2020	115,043	77.60	to	77.60	8,927,093	1.35	0.65	to	0.65	15.55	to	15.55
12/31/2019	128,489	67.16	to	67.16	8,628,966	1.90	0.65	to	0.65	26.20	to	26.20
12/31/2018	139,003	53.22	to	53.22	7,397,186	1.75	0.65	to	0.65	(15.50)	to	(15.50)
12/31/2017	151,015	62.97	to	62.97	9,510,033	1.66	0.65	to	0.65	30.27	to	30.27

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31

			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Janus Henderson - Research Institutional Shares
	12/31/2021	260,942	$126.40	to	$126.40	$32,982,458	0.10%	0.65%	to	0.65%	19.56%	to	19.56%
	12/31/2020	271,381	105.72	to	105.72	28,691,242	0.54	0.65	to	0.65	32.10	to	32.10
	12/31/2019	291,068	80.04	to	80.04	23,295,644	0.45	0.65	to	0.65	34.65	to	34.65
	12/31/2018	328,150	59.44	to	59.44	19,505,620	0.55	0.65	to	0.65	(3.21)	to	(3.21)
	12/31/2017	352,452	61.41	to	61.41	21,644,881	0.39	0.65	to	0.65	27.06	to	27.06
TA BlackRock Government Money Market Initial Class
	12/31/2021	1,127,077	9.59	to	9.19	10,805,380	0.00	0.65	to	1.40	(0.64)	to	(1.38)
	12/31/2020	1,178,746	9.65	to	9.32	11,373,770	0.29	0.65	to	1.40	(0.36)	to	(1.10)
	12/31/2019	1,203,570	9.68	to	9.42	11,655,304	1.95	0.65	to	1.40	1.31	to	0.56
	12/31/2018	1,139,408	9.56	to	9.37	10,890,878	1.83	0.65	to	1.40	1.14	to	0.39
	12/31/2017	679,389	9.45	to	9.33	6,420,365	0.01	0.65	to	1.40	(0.64)	to	(1.37)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.50% to 1.25% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

WRL Series Annuity Account B

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.